NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	Communication Services - 0.3%
1,195	Nexstar Media Group, Inc.	$236,299

	Communications - 3.6%
23,682	AT&T, Inc.	668,779
3,720	Maplebear, Inc.(a)	136,747
5,787	Match Group, Inc.	204,397
4,641	Omnicom Group, Inc.	378,381
2,865	T-Mobile US, Inc.	685,823
1,801	VeriSign, Inc.	503,506
5,557	Walt Disney Company (The)	636,277
		3,213,910

	Consumer Discretionary - 8.0%
4,199	Advance Auto Parts, Inc.	257,819
10,869	Amazon.com, Inc.(a)	2,386,506
2,771	Autoliv, Inc.	342,219
3,678	Etsy, Inc.(a)	244,182
60,297	Ford Motor Company	721,152
4,873	Harley-Davidson, Inc.	135,957
2,284	Lear Corporation	229,793
6,277	LKQ Corporation	191,700
4,600	MGM Resorts International(a)	159,436
5,011	Mister Car Wash, Inc.(a)	26,709
10,789	NIKE, Inc., Class B	752,317
756	Penske Automotive Group, Inc.	131,476
1,688	Shoe Carnival, Inc.	35,094
1,309	Sonic Automotive, Inc., Class A	99,602
7,023	Starbucks Corporation	594,146
5,184	TJX Companies, Inc. (The)	749,294
2,180	YETI Holdings, Inc.(a)	72,332
		7,129,734

	Consumer Staples - 6.9%
10,652	Altria Group, Inc.	703,671
2,837	BellRing Brands, Inc.(a)	103,125
9,514	Coca-Cola Company (The)	630,969

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Consumer Staples - 6.9% (Continued)
7,142	Colgate-Palmolive Company	$570,931
4,249	Dollar Tree, Inc.(a)	400,978
2,260	Five Below, Inc.(a)	349,622
9,454	Grocery Outlet Holding Corporation(a)	151,737
5,880	McCormick & Company, Inc.	393,431
1,218	MGP Ingredients, Inc.	29,463
4,131	Molson Coors Beverage Company, Class B	186,928
9,699	Mondelez International, Inc., Class A	605,897
801	Post Holdings, Inc.(a)	86,091
2,001	PriceSmart, Inc.	242,501
6,428	Procter & Gamble Company (The)	987,662
6,854	Walmart, Inc.	706,373
		6,149,379

	Energy - 5.8%
16,125	Baker Hughes Company	785,611
4,433	Chevron Corporation	688,401
2,251	Chord Energy Corporation	223,682
6,922	ConocoPhillips	654,752
11,812	Exxon Mobil Corporation	1,331,802
1,306	First Solar, Inc.(a)	288,012
3,590	Innovex International, Inc.(a)	66,559
14,892	Nov, Inc. COM	197,319
31,057	Patterson-UTI Energy, Inc.	160,875
17,619	SLB Ltd.	605,565
1,554	Weatherford International PLC	106,340
		5,108,918

	Financials - 16.2%
3,606	Air Lease Corporation	229,522
1,662	American Financial Group, Inc.	242,187
3,211	Ameris Bancorp	235,398
12,145	Apollo Commercial Real Estate Finance, Inc.	123,029
17,958	Bank of America Corporation	926,453
4,462	Bank OZK	227,473
2,561	Berkshire Hathaway, Inc., Class B(a)	1,287,516

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Financials - 16.2% (Continued)
3,300	Capital One Financial Corporation	$701,514
2,298	Chubb Ltd.	648,611
8,336	Citigroup, Inc.	846,104
4,158	CNO Financial Group, Inc.	164,449
968	Everest Group Ltd.	339,023
4,990	EZCORP, Inc., Class A(a)	95,010
15,653	First Horizon Corporation	353,914
15,228	FNB Corporation	245,323
6,766	Franklin Resources, Inc.	156,498
9,298	Fulton Financial Corporation	173,222
1,029	Goldman Sachs Group, Inc. (The)	819,443
1,505	Hanover Insurance Group, Inc. (The)	273,353
3,274	JPMorgan Chase & Company	1,032,717
1,148	Lakeland Financial Corporation	73,702
4,860	Morgan Stanley	772,546
2,887	NBT Bancorp, Inc.	120,561
1,752	OFG Bancorp	76,194
2,058	Raymond James Financial, Inc.	355,211
1,561	Reinsurance Group of America, Inc.	299,915
2,488	Selective Insurance Group, Inc.	201,702
1,210	Stifel Financial Corporation	137,299
1,880	StoneX Group, Inc.(a)	189,730
5,709	T Rowe Price Group, Inc.	585,971
2,405	Travelers Companies, Inc. (The)	671,524
3,896	Unum Group	303,031
14,793	US Bancorp	714,946
8,802	Wells Fargo & Company	737,784
1,146	Westamerica BanCorporation	57,289
		14,418,164

	Health Care - 13.1%
10,144	AdaptHealth Corporation(a)	90,789
650	Addus HomeCare Corporation(a)	76,694
2,230	Amgen, Inc.	629,306
5,528	BioMarin Pharmaceutical, Inc.(a)	299,396

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Health Care - 13.1% (Continued)
3,625	Bio-Techne Corporation	$201,659
3,797	Cardinal Health, Inc.	595,977
2,131	Cencora, Inc.	666,001
11,288	Centene Corporation(a)	402,756
1,151	Charles River Laboratories International, Inc.(a)	180,085
9,614	CVS Health Corporation	724,799
5,278	DexCom, Inc.(a)	355,156
1,710	Elevance Health, Inc.	552,535
1,191	Encompass Health Corporation	151,281
6,032	Gilead Sciences, Inc.	669,552
1,549	HCA Healthcare, Inc.	660,184
2,592	Humana, Inc.	674,361
1,488	Incyte Corporation(a)	126,197
3,826	IQVIA Holdings, Inc.(a)	726,710
6,588	Johnson & Johnson	1,221,548
8,265	Merck & Company, Inc.	693,681
7,811	Premier, Inc., Class A	217,146
1,383	Tenet Healthcare Corporation(a)	280,804
2,486	UnitedHealth Group, Inc.	858,417
4,134	Zoetis, Inc.	604,887
		11,659,921

	Industrials - 9.9%
3,035	AAR Corporation(a)	272,148
4,617	ABM Industries, Inc.	212,936
1,945	Alarm.com Holdings, Inc.(a)	103,241
1,417	Albany International Corporation, Class A	75,526
5,431	Avista Corporation	205,346
1,220	Deere & Company	557,857
1,365	FTI Consulting, Inc.(a)	220,652
7,264	Gates Industrial Corporation PLC(a)	180,292
895	Heidrick & Struggles International, Inc.	44,544
940	ITT, Inc.	168,034
2,710	Jacobs Solutions, Inc.	406,120
6,180	Johnson Controls International plc	679,491

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Industrials - 9.9% (Continued)
2,537	L3Harris Technologies, Inc.	$774,825
1,841	MSC Industrial Direct Company, Inc., Class A	169,630
5,191	Nextracker Inc - Class A(a)	384,082
1,290	Northrop Grumman Corporation	786,024
609	Novanta, Inc.(a)	60,991
2,435	Old Dominion Freight Line, Inc.	342,799
2,683	Oshkosh Corporation	347,985
9,709	Resideo Technologies, Inc.(a)	419,234
2,698	Rollins, Inc.	158,481
1,236	Snap-on, Inc.	428,311
14,176	Southwest Airlines Company	452,356
4,136	Textron, Inc.	349,451
788	UniFirst Corporation	131,746
7,032	WillScott Mobile Mini Holding	148,446
5,003	Xylem, Inc.	737,944
		8,818,492

	Information Technology - 0.9%
3,514	Photronics, Inc.(a)	80,646
4,253	QUALCOMM, Inc.	707,529
		788,175

	Materials - 4.4%
10,754	Alcoa Corporation	353,699
1,295	AptarGroup, Inc.	173,090
4,350	Axalta Coating Systems Ltd.(a)	124,497
2,410	Ecolab, Inc.	660,004
9,520	Element Solutions, Inc.	239,618
15,499	Freeport-McMoRan, Inc.	607,871
5,985	LyondellBasell Industries N.V., Class A	293,504
10,920	Newmont Corporation	920,664
14,435	O-I Glass, Inc.(a)	187,222
2,448	RPM International, Inc.	288,570
7,801	SunCoke Energy, Inc.	63,656
		3,912,395

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Real Estate - 5.1%
2,633	Agree Realty Corporation	$187,048
1,795	American Assets Trust, Inc.	36,474
8,160	American Homes 4 Rent, Class A	271,320
3,000	American Tower Corporation	576,960
6,809	CareTrust REIT, Inc.	236,136
4,395	CubeSmart	178,701
3,593	Digital Realty Trust, Inc.	621,158
3,107	EPR Properties	180,237
3,917	Equity LifeStyle Properties, Inc.	237,762
2,725	Extra Space Storage, Inc.	384,062
4,322	Four Corners Property Trust, Inc.	105,457
2,756	Getty Realty Corporation	73,943
12,796	Invitation Homes, Inc.	375,307
912	Jones Lang LaSalle, Inc.(a)	272,031
7,143	NNN REIT, Inc.	304,078
8,322	Rexford Industrial Realty, Inc.	342,117
4,284	SITE Centers Corporation(a)	38,599
		4,421,390

	Technology - 20.2%
3,278	Akamai Technologies, Inc.(a)	248,341
22,096	Apple, Inc.	5,626,305
2,068	Automatic Data Processing, Inc.	606,958
346	CACI International, Inc., A(a)	172,578
2,301	Ciena Corporation(a)	335,187
9,993	Cisco Systems, Inc.	683,721
7,878	CoStar Group, Inc.(a)	664,667
1,274	CSG Systems International, Inc.	82,020
1,464	Digi International, Inc.(a)	53,377
5,774	DoubleVerify Holdings, Inc.(a)	69,173
767	Euronet Worldwide, Inc.(a)	67,350
2,144	EVERTEC, Inc.	72,424
472	FactSet Research Systems, Inc.	135,223
30,100	Intel Corporation(a)	1,009,855
7,039	Lam Research Corporation	942,522

NAA ALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	Technology - 20.2% (Continued)
3,235	LiveRamp Holdings, Inc.(a)	$87,798
2,380	MAXIMUS, Inc.	217,461
5,334	Micron Technology, Inc.	892,485
9,775	Microsoft Corporation	5,062,962
2,426	NetApp, Inc.	287,384
7,873	PayPal Holdings, Inc.	527,963
7,206	Sprinklr, Inc., Class A(a)	55,630
		17,901,384

	Utilities - 5.2%
6,170	Ameren Corporation	644,025
4,400	American Water Works Company, Inc.	612,436
4,415	California Water Service Group	202,604
5,633	Duke Energy Corporation	697,083
5,276	Evergy, Inc.	401,082
14,884	Exelon Corporation	669,929
11,682	FirstEnergy Corporation	535,269
2,948	H2O America	143,568
6,959	OGE Energy Corporation	321,993
1,207	Ormat Technologies, Inc.	116,174
8,025	PPL Corporation	298,209
		4,642,372

	TOTAL COMMON STOCKS (Cost $80,430,857)	88,400,533

	TOTAL INVESTMENTS - 99.6% (Cost $80,430,857)	$88,400,533
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	319,799
	NET ASSETS - 100.0%	$88,720,332

(a)	Non-income producing security.

PLC – Public Limited Company

REIT – Real Estate Investment Trust